Offerings	Jul. 31, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	1,142,400,000
Proposed Maximum Offering Price per Unit	0.9976
Maximum Aggregate Offering Price	$ 1,139,681,088.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 174,485.17
Offering Note	1,000,000,000 euro aggregate principal amount of the 3.250% Notes due 2032 and 1,000,000,000 euro aggregate principal amount of the 3.750% Notes due 2037. The amount to be registered and the proposed maximum aggregate offering price for the 1,000,000,000 euro aggregate principal amount of the 3.250% Notes due 2032 and 1,000,000,000 euro aggregate principal amount of the 3.750% Notes due 2037 is based on the euro/U.S. dollar exchange rate as of 4:00 PM (New York City time) on July 30, 2025 of 1euro = $1.1424 as published by Bloomberg on its website https://www.bloomberg.com/quote/EURUSD:CUR.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	1,142,400,000
Proposed Maximum Offering Price per Unit	0.9918
Maximum Aggregate Offering Price	$ 1,133,089,440.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 173,475.99
Offering Note	See Offering Note One